General Partner	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
General Partner
4.	General Partner

In accordance with the Partnership Agreement, the General Partner must maintain its interest in the capital of the Fund at no less than the greater of: (i) 1% of aggregate capital contributions to the Fund by all partners (including the General Partner’s contributions) or (ii) $25,000. The General Partner shares in the profits and losses of the Fund in proportion to its respective ownership interest.

At September 30, 2014 and December 31, 2013, the General Partner had an investment of 7,460.6309 units valued at $789,235 and $794,660, respectively.

The General Partner earns the following compensation:

▪	General Partner Fee – each Series of Units, other than General Partner Units, incurs a monthly fee equal to 1/12th of 1.5% of the respective Series’ month-end net asset value, prorated for partial months and adjusted for weekly subscriptions and redemptions, and payable in arrears.

▪	Selling Agent Fees – the General Partner charges Series A Units a monthly fee equal to 1/12th of 2% of the outstanding Series A Units’ month-end net asset value, prorated for partial months and adjusted for weekly subscriptions and redemptions, and payable in arrears. The General Partner pays to the selling agents an upfront fee of 2% of the aggregate subscription amount for the sale of Series A Units. Beginning in the 13th month, the General Partner pays the selling agents a monthly fee in arrears equal to 1/12th of 2.00% of the outstanding Series A Units’ month-end net asset value, prorated for partial months and adjusted for weekly subscriptions and redemptions. If there is no designated selling agent or the General Partner was the selling agent, such portions of the selling agent fee are retained by the General Partner.

▪	Broker Dealer Servicing Fee – the General Partner charges Series A Units a monthly fee equal to 1/12th of 0.15% of their month-end net asset value, prorated for partial months and adjusted for weekly subscriptions and redemptions. The Series B Units which are not subject to a broker dealer custodial fee incur a monthly fee equal to 1/12th of 0.6% of their month-end net asset value, prorated for partial months and adjusted for weekly subscriptions and redemptions. These fees are payable in arrears to the selling agents by the General Partner. If there is no designated selling agent or the General Partner was the selling agent, such portions of the broker dealer servicing fee are retained by the General Partner.

▪	Broker Dealer Custodial Fee – the General Partner charges Series B Units that are held by broker dealers who act as custodian for Series B Units for the benefit of the limited partners, a monthly fee to such broker dealers equal to 1/12th of 0.6% of the outstanding Series B Units’ month-end net asset value, prorated for partial months and adjusted for weekly subscriptions and redemptions. These fees are payable in arrears to the selling agents by the General Partner.

4.	General Partner

In accordance with the Partnership Agreement, the General Partner must maintain its interest in the capital of the Fund at no less than the greater of: (i) 1% of aggregate capital contributions to the Fund by all partners (including the General Partner’s contributions) or (ii) $25,000. The General Partner shares in the profits and losses of the Fund in proportion to its respective ownership interest.

At December 31, 2013 and 2012, the General Partner had an investment of 7,460.6309 units valued at $794,660 and $782,908, respectively.

The General Partner earns the following compensation:

•	General Partner Fee – each Series of Units, other than General Partner Units, incurs a monthly fee equal to 1/12th of 1.5% of the respective Series’ month-end net asset value, prorated for partial months and adjusted for weekly subscriptions and redemptions, and payable in arrears.

•	Selling Agent Fees – the General Partner charges Series A Units a monthly fee equal to 1/12th of 2% of the outstanding Series A Units’ month-end net asset value, prorated for partial months and adjusted for weekly subscriptions and redemptions, and payable in arrears. The General Partner pays to the selling agents an upfront fee of 2% of the aggregate subscription amount for the sale of Series A Units. Beginning in the 13th month, the General Partner pays the selling agents a monthly fee in arrears equal to 1/12th of 2.00% of the outstanding Series A Units’ month-end net asset value, prorated for partial months and adjusted for weekly subscriptions and redemptions. If there is no designated selling agent or the General Partner was the selling agent, such portions of the selling agent fee are retained by the General Partner.

•	Broker Dealer Servicing Fee – the General Partner charges Series A Units a monthly fee equal to 1/12th of 0.15% of their month-end net asset value, prorated for partial months and adjusted for weekly subscriptions and redemptions. The Series B Units which are not subject to a broker dealer custodial fee incur a monthly fee equal to 1/12th of 0.6% of their month-end net asset value, prorated for partial months and adjusted for weekly subscriptions and redemptions. These fees are payable in arrears to the selling agents by the General Partner. If there is no designated selling agent or the General Partner was the selling agent, such portions of the broker dealer servicing fee are retained by the General Partner.

•	Broker Dealer Custodial Fee – the General Partner charges Series B Units that are held by broker dealers who act as custodian for Series B Units for the benefit of the limited partners, a monthly fee to such broker dealers equal to 1/12th of 0.6% of the outstanding Series B Units’ month-end net asset value, prorated for partial months and adjusted for weekly subscriptions and redemptions. These fees are payable in arrears to the selling agents by the General Partner.